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The Manufacturers Life Insurance Company of North America
116 Huntington Avenue
Boston, MA  02116




November 7, 1997

VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


         Re: The Manufacturers Life Insurance Company of North America Separate Account D
                  Registration Statement on Form S-1
                  File No. 333-6011
                  -----------------

Dear Sirs:

         Pursuant to Rule 497(j), please be advised that the form of prospectus dated November 3, 1997 for The Manufacturers Life Insurance Company of North America Separate Account D (the "Registrant"), a separate account of The Manufacturers Life Insurance Company of North America, contains no changes from the form of prospectus for the Registrant contained in post-effective amendment No. 1 under the Securities Act of 1933 ("1933 Act") to the Registrant's registration statement on Form S-1 filed with the Securities and Exchange Commission on October 3, 1997 via EDGAR.

         If you have any questions, please call the undersigned at 617-854-4416.

Sincerely,

/s/ Suzan Barron

Suzan Barron
Counsel